Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Summary of long-term debt

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2022	2022	2021
Notes payable(1)	29	4.27%	869	735
Loans secured by receivables(2)	29	5.19%	1,588	900
Long-term debt due within one year(3)	25	4.79%	1,680	990
Total debt due within one year			4,137	2,625
(1)Includes commercial paper of $627 million in U.S. dollars ($849 million in Canadian dollars) and $561 million in U.S. dollars ($711 million in Canadian dollars) as at December 31, 2022 and December 31, 2021, respectively, which were issued under our U.S. commercial paper program and have been hedged for foreign currency fluctuations through forward currency contracts. See Note 29, Financial and capital management, for additional details.
(2)At December 31, 2022, loans secured by receivables totaled $1,173 million in U.S. dollars ($1,588 million in Canadian dollars) and have been hedged for foreign currency fluctuations through foreign currency forward contracts. At December 31, 2021, loans secured by receivables totaled $900 million in Canadian dollars. See Note 29, Financial and capital management, for additional details.
(3)Included in long-term debt due within one year is the current portion of lease liabilities of $930 million and $864 million as at December 31, 2022 and December 31, 2021, respectively.

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2022	MATURITY	2022	2021
Debt securities
1997 trust indenture (1)		3.82%	2023-2051	16,747	16,750
1976 trust indenture		9.38%	2027-2054	975	975
2011 trust indenture		4.00%	2024	225	225
2016 U.S. trust indenture (2)		3.32%	2024-2052	6,525	5,188
1996 trust indenture (subordinated)		8.21%	2026-2031	275	275
Lease liabilities		4.53%	2023-2068	4,402	4,309
Other				449	438
Total debt				29,598	28,160
Net unamortized discount				(34)	(26)
Unamortized debt issuance costs				(101)	(96)
Less:
Amount due within one year	24			(1,680)	(990)
Total long-term debt				27,783	27,048
(1)At December 31, 2022, $500 million has been swapped from fixed to floating using interest rate swaps. See Note 29, Financial and capital management for additional details.
(2)At December 31, 2022 and 2021, notes issued under the 2016 U.S. trust indenture totaled $4,850 million and $4,100 million in U.S. dollars, respectively, and have been hedged for foreign currency fluctuations through cross currency interest rate swaps, including $600 million in U.S. dollars, which has been swapped from fixed to floating. See Note 29, Financial and capital management, for additional details.